Eversheds Sutherland (US) LLP
700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980

D: +1 202.383.0472 F: +1 202.637.3593

cynthiabeyea@
eversheds-sutherland.com

VIA EDGAR

June 7, 2022

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	USCF ETF Trust File Nos. 333-196273; 811-22930

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of USCF ETF Trust (the “Trust”) that the form of prospectus and statement of additional information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act would not differ from those contained in post-effective amendment No. 130 to the Trust’s above-referenced registration statement on Form N-1A, which was filed electronically and became effective on June 1, 2022. Please do not hesitate to contact the undersigned if you have any questions regarding this filing.

Sincerely,

/s/ Cynthia R. Beyea
Cynthia R. Beyea

cc:	Daphne Frydman, USCF

Eversheds Sutherland (US) LLP is part of a global legal practice, operating through various separate and distinct legal entities, under Eversheds Sutherland. For a full description of the structure and a list of offices, please visit www.eversheds-sutherland.com.